Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

The Group had the following capital commitments:

December 31,
2021
(in US$’000)
Property, plant and equipment
Contracted but not provided for	44,204

The Group does not have any other significant commitments or contingencies.